Intangible assets and Goodwill	12 Months Ended
Dec. 31, 2024
Intangible Assets Including Goodwill [Abstract]
Intangible assets and Goodwill	Intangible assets and Goodwill
12.1.    Category of intangible assets
Intangible assets as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Acquisition cost	Accumulated depreciation	Accumulated impairment	Net book value
Goodwill	$650,697	$—	$(254,893)	$395,804
Trademarks	50,012	(3)	(15,000)	35,009
Customer relationships	83,749	(77,552)	—	6,197
Purchased technology	52,297	(46,225)	—	6,072
Development costs	9,486	(9,486)	—	—
Software	2,934	(2,546)	—	388
Total	$849,175	$(135,812)	$(269,893)	$443,470

	December 31, 2023
	Acquisition cost	Accumulated depreciation	Accumulated impairment	Net book value
Goodwill	$651,597	$—	$(254,893)	$396,704
Trademarks	50,000	—	(15,000)	35,000
Customer relationships	84,271	(75,386)	—	8,885
Purchased technology	52,707	(45,545)	—	7,162
Development costs	9,486	(9,486)	—	—
Software	2,968	(2,444)	—	524
Total	$851,029	$(132,861)	$(269,893)	$448,275

	January 1, 2023
	Acquisition cost	Accumulated depreciation	Accumulated impairment	Net book value
Goodwill	$633,965	$—	$(254,893)	$379,072
Trademarks	50,000	—	(15,000)	35,000
Customer relationships	75,000	(75,000)	—	—
Purchased technology	45,423	(45,423)	—	—
Development costs	9,486	(9,486)	—	—
Software	2,462	(2,411)	—	51
Total	$816,336	$(132,320)	$(269,893)	$414,123
12.2.    Changes in the net book value of intangible assets
Changes in the net book value of intangible assets for the years ended December 31, 2024, and 2023 are as follows (in thousands):

	December 31, 2024
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Beginning balance	$396,704	$35,000	$8,885	$7,162	$—	$524	$448,275
Acquisition	—	12	—	—	—	4	16
Amortization	—	(3)	(2,272)	(714)	—	(113)	(3,102)
Translation differences	(900)	—	(416)	(376)	—	(27)	(1,719)
Ending balance	$395,804	$35,009	$6,197	$6,072	$—	$388	$443,470

	December 31, 2023
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Beginning balance	$379,072	$35,000	$—	$—	$—	$51	$414,123
Acquisition	—	—	—	—	—	11	11
Acquisition in business combination	16,933	—	8,893	6,987	—	476	33,289
Amortization	—	—	(380)	(120)	—	(33)	(533)
Translation differences	699	—	372	295	—	19	1,385
Ending balance	$396,704	$35,000	$8,885	$7,162	$—	$524	$448,275
12.3. Goodwill and indefinite-lived trademarks
The Company allocates goodwill and indefinite-lived trademarks to Cash-Generating Units (CGUs) that are expected to benefit from the synergies of a business combination as of the acquisition date. These assets are tested for impairment annually, as of October 1, or more frequently if events or circumstances suggest that the carrying amount of the related CGU or indefinite-lived trademarks may exceed its recoverable amount. For indefinite-lived trademarks, the recoverable amount is determined using the relief-from-royalty method, which assumes that the trade name and trademarks have value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them. As of December 31, 2024, the key assumptions used in the calculation include a perpetual growth rate of 1% and a discount rate of 12.1% for indefinite-lived trademarks. In addition, the following table shows goodwill and indefinite-lived trademarks allocated to each CGU.

	Year ended December 31,
	2024	2023
DoubleDown Interactive Co., Ltd.
Goodwill	$379,072	$379,072
Indefinite-lived trademarks	35,000	35,000
SuprNation
Goodwill	16,732	17,632
The recoverable amount of CGU is determined as the higher of its fair value less costs of disposal and its value in use, which is estimated by discounting projected future cash flows to their present value using a discount rate that reflects current market assessments of the time value of money and risks specific to the asset. The Company applies a discounted cash flow (DCF) model to calculate value in use. This model incorporates cash flow projections based on management-approved financial budgets covering a five-year period. Significant assumptions used in these projections include the weighted average cost of capital (WACC), perpetual growth rates, profitability, and the impact of working capital changes. Cash flows beyond the five-year period are extrapolated using a perpetual growth rate of 1% after-tax cash flows are discounted using an after-tax WACC, which reflects current market assessments of the time value of money and asset-specific risks. The following table summarizes the reporting period’s WACC discount rate and perpetual growth rate.

	Pre-tax WACC discount rate	After-tax WACC discount rate	Perpetual growth rate
FY 2024
DoubleDown Interactive CGU	12.4%	12.1%	1.0%
SuprNation CGU	16.7%	15.8%	1.0%
For the years ended December 31, 2024, and 2023, no impairment losses were recognized in relation to goodwill or indefinite-lived trademarks.
12.4. Sensitivity Analysis on the effect of changes in the principal assumptions
The following table presents the sensitivity analysis on the effect of changes in the discount rate as follows (in thousands):

	Year ended December 31, 2024
	+0.5% point	-0.5% point
DoubleDown Interactive CGU	$(33,043)	$36,153
SuprNation CGU	(1,176)	1,260
The following table presents the sensitivity analysis on the effect of changes in the perpetual growth rate as follows (in thousands):

	Year ended December 31, 2023
	+0.5% point	-0.5% point
DoubleDown Interactive CGU	$23,743	$(21,699)
SuprNation CGU	815	(761)
The above sensitivity analysis was calculated assuming all other assumptions were constant. The sensitivity analysis for calculating the enterprise value for each CGU was conducted using the same DCF method.